Dividends - Summary of Dividends paid and Proposed (Parenthetical) (Detail) ₨ / shares in Units, ₨ in Millions		12 Months Ended
		Mar. 31, 2020 INR (₨) ₨ / shares	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨) ₨ / shares shares	Mar. 31, 2018 INR (₨) ₨ / shares shares	Mar. 31, 2020 $ / shares
Disclosure of Dividends [line items]
Percentage of preferred share dividend rate				7.50%	7.50%
Dividends Paid,Amount | ₨		₨ 14,441		₨ 105,534	₨ 92,887
Dividend Distribution Tax	[1],[2],[3]			₨ 14,370	₨ 16,054
Par value of redeemable preference shares | (per share)		₨ 1		₨ 1		$ 1
Dividend one [member]
Disclosure of Dividends [line items]
Dividend per share		3.90		17.00
Dividend two [member]
Disclosure of Dividends [line items]
Dividend per share				₨ 1.85
Employee Stock Option Plan [member]
Disclosure of Dividends [line items]
Dividend per share					₨ 21.20
Dividends paid | ₨					₨ 196
Dividends Paid,Amount | ₨				₨ 255
Dividend Distribution Tax | ₨				₨ 52
Dividend Distribution Tax | ₨					₨ 40
Equity shares held by Vedanta Limited through ESOP trust for its stock options | shares				14,998,802	9,233,871
Employee Stock Option Plan [member] | Dividend one [member]
Disclosure of Dividends [line items]
Dividend per share		₨ 3.90		₨ 17.00	₨ 21.20
Employee Stock Option Plan [member] | Dividend two [member]
Disclosure of Dividends [line items]
Dividend per share				1.85
Redeemable preference shares [member]
Disclosure of Dividends [line items]
Par value of redeemable preference shares				₨ 10

[1]	An interim dividend of ₹ 21.20 per share was declared during the previous year ended March 31, 2018. This includes dividend of ₹ 196 million and dividend distribution tax of ₹ 40 million payable on 9,233,871 equity shares held by Vedanta Limited through ESOP trust for its stock options.
[2]	An interim dividend of ₹ 3.90 per share was declared during the year ended March 31, 2020. The right to interim dividend of ₹ 3.9 per share was waived by ESOP trust.
[3]	Two interim dividends of ₹ 17.00 and ₹ 1.85 per share were declared during the year ended March 31, 2019. This includes interim dividend of ₹ 17.00 per share amounting to ₹ 255 million and dividend distribution tax of ₹ 52 million payable on 14,998,802 equity shares held by Vedanta Limited through ESOP trust for its stock options. The right to second interim dividend of ₹ 1.85 per share was waived by ESOP trust.